Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.94%
Communication services: 10.24%
Entertainment: 1.77%
Spotify Technology SA†	18,800	$3,097,488
Interactive media & services: 7.43%
Alphabet, Inc. Class A†	105,040	13,033,363
Wireless telecommunication services: 1.04%
T-Mobile U.S., Inc.†	12,700	1,827,022
Consumer discretionary: 16.54%
Automobiles: 1.98%
Ferrari NV	11,500	3,468,860
Broadline retail: 9.77%
Amazon.com, Inc.†	100,360	13,356,913
MercadoLibre, Inc.†	3,050	3,784,257
		17,141,170
Hotels, restaurants & leisure: 2.43%
Chipotle Mexican Grill, Inc.†	2,200	4,272,840
Specialty retail: 2.36%
Home Depot, Inc.	14,516	4,132,560
Financials: 17.13%
Capital markets: 5.74%
Intercontinental Exchange, Inc.	30,090	3,232,870
S&P Global, Inc.	11,241	3,926,594
Tradeweb Markets, Inc. Class A	32,400	2,916,324
		10,075,788
Financial services: 8.77%
Adyen NV ADR†	203,600	1,362,084
Fiserv, Inc.†	37,394	4,253,567
Visa, Inc. Class A	41,528	9,763,233
		15,378,884
Insurance: 2.62%
Progressive Corp.	29,100	4,600,419
Health care: 14.31%
Health care equipment & supplies: 5.17%
DexCom, Inc.†	38,700	3,437,721
Edwards Lifesciences Corp.†	35,150	2,239,758
Intuitive Surgical, Inc.†	12,950	3,395,749
		9,073,228
Health care providers & services: 3.74%
UnitedHealth Group, Inc.	12,247	6,559,003
See accompanying notes to portfolio of investments
Allspring Discovery Large Cap Growth Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Health care technology: 2.17%
Veeva Systems, Inc. Class A†	19,700	$3,796,387
Life sciences tools & services: 1.38%
Danaher Corp.	12,600	2,419,452
Pharmaceuticals: 1.85%
Zoetis, Inc.	20,700	3,249,900
Industrials: 7.91%
Commercial services & supplies: 2.00%
Veralto Corp.†	1	69
Waste Connections, Inc.	27,040	3,501,680
		3,501,749
Ground transportation: 2.04%
Old Dominion Freight Line, Inc.	9,500	3,578,270
Industrial conglomerates: 2.04%
General Electric Co.	32,900	3,573,927
Machinery: 1.83%
Deere & Co.	8,800	3,215,168
Information technology: 30.03%
Communications equipment: 2.69%
Motorola Solutions, Inc.	16,900	4,705,974
IT services: 3.24%
Gartner, Inc.†	8,300	2,755,932
MongoDB, Inc.†	8,500	2,929,015
		5,684,947
Semiconductors & semiconductor equipment: 2.80%
Advanced Micro Devices, Inc.†	25,600	2,521,600
Analog Devices, Inc.	15,200	2,391,416
		4,913,016
Software: 21.30%
BILL Holdings, Inc.†	20,800	1,898,832
Cadence Design Systems, Inc.†	18,200	4,365,270
Crowdstrike Holdings, Inc. Class A†	23,400	4,136,418
Microsoft Corp.	63,434	21,447,670
ServiceNow, Inc.†	9,480	5,515,938
		37,364,128
Materials: 2.26%
Chemicals: 2.26%
Sherwin-Williams Co.	16,650	3,966,196
See accompanying notes to portfolio of investments
2 | Allspring Discovery Large Cap Growth Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Real estate: 1.52%
Specialized REITs : 1.52%
SBA Communications Corp. Class A	12,800	$2,670,464
Total common stocks (Cost $92,333,367)		175,300,203

		Yield
Short-term investments: 0.32%
Investment companies: 0.32%
Allspring Government Money Market Fund Select Class♠∞		5.29%	571,776	571,776
Total short-term investments (Cost $571,776)				571,776
Total investments in securities (Cost $92,905,143)	100.26%			175,871,979
Other assets and liabilities, net	(0.26)			(460,500)
Total net assets	100.00%			$175,411,479

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,819,226	$10,149,862	$(12,397,312)	$0	$0	$571,776	571,776	$37,373
See accompanying notes to portfolio of investments
Allspring Discovery Large Cap Growth Fund | 3

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Discovery Large Cap Growth Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,957,873	$0	$0	$17,957,873
Consumer discretionary	29,015,430	0	0	29,015,430
Financials	30,055,091	0	0	30,055,091
Health care	25,097,970	0	0	25,097,970
Industrials	13,869,114	0	0	13,869,114
Information technology	52,668,065	0	0	52,668,065
Materials	3,966,196	0	0	3,966,196
Real estate	2,670,464	0	0	2,670,464
Short-term investments
Investment companies	571,776	0	0	571,776
Total assets	$175,871,979	$0	$0	$175,871,979
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery Large Cap Growth Fund | 5